Financial Result	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financial Result
Financial Result
9.	Financial Result

Financial result is comprised of the following:

In € thousand	06/30/2021	06/30/2020
Finance income	6,810	—
thereof: fair value changes	6,757	—
Finance expenses	(13,094)	(3,577)
thereof: interest portion of lease payments	(214)	(212)
thereof: fair value changes	(9,391)	(55)
thereof: interest on convertible loans	(3,422)	(3,211)
Financial result	(6,284)	(3,577)

Fair value changes in the period result from the embedded derivatives of the convertible loans (2021: €6,757 thousand in finance income), as well as from a forex forward entered into in May 2021 (€9,376 thousand in finance expense).

11.	Financial Result

Financial result is comprised of the following:

In € thousand	2020	2019
Finance income	80	518
thereof: fair value changes	58	516
Finance expenses	(49,741)	(5,736)
thereof: interest portion of lease payments	(450)	(341)
thereof: fair value changes	(15,222)	—
thereof: interest on convertible loans	(33,960)	(5,350)
Financial result	(49,661)	(5,218)

Fair value changes result from the embedded derivatives of the convertible loans (2020: €15,222 thousand in finance expense; 2019: €516 thousand in finance income) as well as from the promissory notes (2020: €58 thousand in finance income).